FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk	The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2021.

Exposure to functional currency	$ million

EU euro (EUR)	(78)
Argentine peso (ARS)	297
Mexican peso (MXN)	(1,255)
Brazilian real (BRL)	66
Colombian peso (COP)	(52)
Other currencies	(1)

Disclosure of credit risk exposure	The investments in financial assets are as follows:

	At December 31, 2021	At December 31, 2020

Cash and cash equivalents	1,276,605	537,882

Other Investments - Current and Non-Current	1,357,485	816,157
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	863,416	579,917
Deposit certificates	710,996	451,857
Commercial papers	92,729	128,060
Other	59,691	—
Bonds and other fixed income	490,806	233,611
Non - U.S. government securities	367,333	135,671
Corporate securities	123,473	97,940
Other notes	3,263	2,629

The carrying amounts of the Company’s trade and other receivables as of December 31, 2021, are denominated in the following currencies:

Currency	$ million

US dollar ($)	1,674
EU euro (EUR)	3
Argentine peso (ARS)	43
Mexican peso (MXN)	214
Brazilian real (BRL)	300
Colombian peso (COP)	68
Other currencies	1

2,303

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2022	2023	2024	2025	Thereafter

Borrowings	823	125	522	9	—
Interests to be accrued (1)	22	10	4	—	—
Trade payables and other liabilities	1,093	5	5	5	27
Lease liabilities	44	44	30	25	117

Total	1,982	184	561	39	144
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2021 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	202,123	—	—	202,123
Derivative financial instruments	—	4,353	—	4,353
Trade receivables	1,767,425	—	—	1,767,425
Other investments	621,831	244,848	490,806	1,357,485
Cash and cash equivalents	584,076	692,529	—	1,276,605

Total	3,175,455	941,730	490,806	4,607,991

As of December 31, 2020 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	153,527	—	—	153,527
Derivative financial instruments	—	1,572	—	1,572
Trade receivables	918,438	—	—	918,438
Other investments	579,917	2,629	233,611	816,157
Cash and cash equivalents	278,862	259,020	—	537,882

Total	1,930,744	263,221	233,611	2,427,576

Disclosure of financial liabilities

As of December 31, 2021 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	56,595	56,595
Trade payables	—	1,078,448	1,078,448
Derivative financial instruments	1,889	—	1,889
Finance lease liabilities	—	259,621	259,621
Borrowings	—	1,479,038	1,479,038

Total	1,889	2,873,702	2,875,591

As of December 31, 2020 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	86,070	86,070
Trade payables	—	1,004,216	1,004,216
Derivative financial instruments	6,358	—	6,358
Finance lease liabilities	—	294,103	294,103
Borrowings	—	1,722,893	1,722,893

Total	6,358	3,107,282	3,113,640

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2021 and 2020:

	Fair value measurement as of December 31, 2021 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	692,529	692,529	—	—
Other investments	735,654	668,056	39,777	27,821
Derivative financial instruments	4,353	—	4,353	—

Total assets	1,432,536	1,360,585	44,130	27,821

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	1,889	—	1,889	—

Total liabilities	1,889	—	1,889	—

	Fair value measurement as of December 31, 2020 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	259,020	259,020	—	—
Other investments	236,240	233,611	—	2,629
Derivative financial instruments	1,572	—	1,572	—

Total assets	496,832	492,631	1,572	2,629

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	6,358	—	6,358	—

Total liabilities	6,358	—	6,358	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the years ended December 31, 2021 and 2020, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies		Non - U.S. government securities		Corporate securities

At December 31, 2020	2,629	—	—	—	—
Additions	—		7,863		16,695
Changes in fair value	1,189		—		—
Net foreign exchange gain	(555)		—		—
At the end of the year	3,263		7,863		16,695

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The evolution of such instruments during the years ended December 31, 2021 and 2020, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies		Non - U.S. government securities		Corporate securities

At December 31, 2020	2,629	—	—	—	—
Additions	—		7,863		16,695
Changes in fair value	1,189		—		—
Net foreign exchange gain	(555)		—		—
At the end of the year	3,263		7,863		16,695